M O N A R C H F U N D S
--------------------------------------
--------------------------------------

Treasury Cash Fund
Government Cash Fund
Cash Fund
                                 ANNUAL REPORT
                                August 31, 1999
--------------------------------------------------------------------------------

Dear Shareholders:

We are pleased to report that during the past year combined assets of the Monarch Funds hit the $2 billion mark. We ended the year at over $1.9 billion - up from $1.5 billion since our semi-annual report at the end of February. In addition to this growth, we are again pleased to report that Monarch's Government Cash Fund, our oldest fund and performance leader, continued to exhibit truly impressive performance. For the five years ended September 30, 1999, Universal Shares of the Fund were ranked #1 for total return out of 50 funds in the Government and Agencies Institutional category (as tracked by IBC Financial Data, Inc.'s MONEY FUND REPORT AVERAGES-TM- for that period)(1). As usual, we caution you to remember that investment return will fluctuate and past performance is not a guarantee of future results.

This past year was also successful for Treasury Cash Fund and Cash Fund. Investor Shares' assets in these funds nearly doubled since last year, increasing from $240 million to over $500 million. Offered since late 1995, this share class has lower investment minimums as well as check writing privileges, features designed to appeal to a broader range of investors. Universal and Institutional Shares, which are designed and customized to meet the needs of the business community, also continue to attract new investors.

The Funds have fared well over the last twelve months. Yields remained competitive despite two Federal Funds rate increases since the beginning of 1999. Our portfolio management team kept the Funds positioned to respond to market conditions throughout the fiscal year. We also want to reassure you that the Funds' service providers have established contingency plans, which are being tested, and that they stand ready to respond quickly to any Y2K related issues that may arise. Key staff will also be on hand the weekend of January 1 and 2 to verify that all programs and systems are working.

Your continued confidence and support are truly appreciated as we approach our eighth year. Outstanding performance and maintenance of your $1.00 per share price through skilled portfolio management are, as always, our primary concerns. Please feel free to call us with your questions or comments at (800) 754-8757.

                                          Sincerely,

                                          /s/ John Y. Keffer
                                          John Y. Keffer
                                          Chairman

(1)The Fund also ranked #9 out of 93 funds for the year ended September 30,
1999.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

FINANCIAL STATEMENTS OF MONARCH FUNDS
Independent Auditors' Report..............      2
Statements of Assets and Liabilities......      3
Statements of Operations..................      4
Statements of Changes in Net Assets.......      5
Financial Highlights......................      6
Notes to Financial Statements.............      7
FINANCIAL STATEMENTS OF CORE TRUST
 (DELAWARE)...............................     10

--------------------------------------------------------------------------------

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK. THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS.

MONARCH FUNDS
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Monarch Funds

We have audited the accompanying statements of assets and liabilities of Treasury Cash Fund, Government Cash Fund, and Cash Fund, each a series of Monarch Funds (the Funds), as of August 31, 1999, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Cash Fund, Government Cash Fund, and Cash Fund, as of August 31, 1999, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.

                                      /s/ KPMG LLP

Boston, Massachusetts
October 8, 1999

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1999
--------------------------------------------------------------------------------

                                                        TREASURY      GOVERNMENT
                                                          CASH           CASH           CASH
                                                          FUND           FUND           FUND
                                                          ----           ----           ----
ASSETS:
  Investment in Portfolios at value (Notes 1 and
    2)..............................................  $288,047,582   $734,323,278   $938,573,107
  Prepaid expenses..................................         3,206         14,655          9,521
                                                      ------------   ------------   ------------
Total assets........................................   288,050,788    734,337,933    938,582,628
                                                      ------------   ------------   ------------
LIABILITIES:
  Dividends payable.................................       104,642      1,310,249        562,385
  Payable to Administrator (Note 3).................         8,219         18,689         23,131
  Accrued expenses..................................       179,851        221,530        462,273
                                                      ------------   ------------   ------------
Total liabilities...................................       292,712      1,550,468      1,047,789
                                                      ------------   ------------   ------------
NET ASSETS..........................................  $287,758,076   $732,787,465   $937,534,839
                                                      ============   ============   ============
COMPONENTS OF NET ASSETS:
  Paid in capital...................................  $287,751,243   $732,870,294   $937,553,982
  Undistributed (distributions in excess of) net
    investment income...............................        12,848        (34,950)            --
  Accumulated net realized loss.....................        (6,015)       (47,879)       (19,143)
                                                      ------------   ------------   ------------
NET ASSETS..........................................  $287,758,076   $732,787,465   $937,534,839
                                                      ============   ============   ============
NET ASSETS BY CLASS OF SHARES:
  Universal Shares..................................  $         --   $277,548,471   $ 98,705,414
  Institutional Shares..............................    55,134,251    455,238,994    569,408,703
  Investor Shares...................................   232,623,825             --    269,420,722
                                                      ------------   ------------   ------------
NET ASSETS..........................................  $287,758,076   $732,787,465   $937,534,839
                                                      ============   ============   ============
SHARES OF BENEFICIAL INTEREST:
  Universal Shares..................................            --    277,600,810     98,705,805
  Institutional Shares..............................    55,129,247    455,269,485    569,421,752
  Investor Shares...................................   232,621,997             --    269,426,422
NET ASSET VALUE PER SHARE (OFFERING AND
  REDEMPTION PRICE PER SHARE).......................  $       1.00   $       1.00   $       1.00

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

                                                         TREASURY     GOVERNMENT
                                                           CASH          CASH          CASH
                                                           FUND          FUND          FUND
                                                           ----          ----          ----
NET INVESTMENT INCOME ALLOCATED FROM
 PORTFOLIOS:
  Interest income.....................................  $9,747,355   $42,068,211    $35,858,734
  Net expenses........................................    (276,821)   (1,001,339)      (848,701)
                                                        ----------   -----------    -----------
Net investment income allocated from Portfolios (Note
 2)...................................................   9,470,534    41,066,872     35,010,033
                                                        ----------   -----------    -----------
EXPENSES:
  Administration (Note 3).............................
    Universal Shares..................................          --       148,197         31,563
    Institutional Shares..............................      34,861       266,729        197,840
    Investor Shares...................................      65,363            --        119,819
  Transfer Agent (Note 3).............................
    Universal Shares..................................          --       187,820         40,499
    Institutional Shares..............................     149,403     1,084,918        803,870
    Investor Shares...................................     273,259            --        488,963
  Shareholder Services (Note 3).......................
    Institutional Shares..............................     139,443     1,066,916        791,359
    Investor Shares...................................     261,452            --        479,276
  Distribution--Investor Shares (Note 3)..............     326,815            --        599,096
  Legal...............................................       2,876        13,160          9,753
  Audit...............................................       3,735         8,240          7,299
  Trustees............................................       5,610        25,663         19,206
  Miscellaneous.......................................      57,226        50,902        124,936
                                                        ----------   -----------    -----------
Total expenses........................................   1,320,043     2,852,545      3,713,479
  Fees waived (Note 4)................................    (194,361)     (267,621)      (191,030)
                                                        ----------   -----------    -----------
Net expenses..........................................   1,125,682     2,584,924      3,522,449
                                                        ----------   -----------    -----------

NET INVESTMENT INCOME.................................   8,344,852    38,481,948     31,487,584

NET REALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM PORTFOLIOS (Note 2)...................      (6,015)       23,462           (540)
                                                        ----------   -----------    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS............  $8,338,837   $38,505,410    $31,487,044
                                                        ==========   ===========    ===========

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1998 AND 1999
--------------------------------------------------------------------------------

                                                                           TREASURY        GOVERNMENT
                                                                             CASH             CASH             CASH
                                                                             FUND             FUND             FUND
                                                                             ----             ----             ----
NET ASSETS--AUGUST 31, 1997...........................................  $    70,948,273  $   475,566,735  $   246,974,489
----------------------------                                            ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income...............................................        4,847,158       32,746,304       20,646,746
  Net realized gain (loss) on investments allocated from Portfolios...            6,934          (43,518)             896
                                                                        ---------------  ---------------  ---------------
Net increase in net assets from operations............................        4,854,092       32,702,786       20,647,642
                                                                        ---------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Universal Shares.............................               --      (12,434,504)      (2,829,163)
  Net investment income--Institutional Shares.........................       (2,730,320)     (20,311,800)     (11,009,468)
  Net investment income--Investor Shares..............................       (2,116,838)              --       (6,808,115)
                                                                        ---------------  ---------------  ---------------
Total distributions to shareholders...................................       (4,847,158)     (32,746,304)     (20,646,746)
                                                                        ---------------  ---------------  ---------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
  Sale of shares--Universal Shares....................................               --    5,089,256,401    1,364,748,919
  Sale of shares--Institutional Shares................................      792,223,786    2,912,199,423      774,989,103
  Sale of shares--Investor Shares.....................................      337,141,622               --    1,421,668,593
  Reinvestment of distributions--Universal Shares.....................               --        6,626,988        2,264,797
  Reinvestment of distributions--Institutional Shares.................          899,824       10,058,549        5,703,260
  Reinvestment of distributions--Investor Shares......................        2,094,927               --        6,808,022
  Redemption of shares--Universal Shares..............................               --   (5,072,628,157)  (1,293,795,619)
  Redemption of shares--Institutional Shares..........................     (742,834,980)  (2,723,774,548)    (633,514,099)
  Redemption of shares--Investor Shares...............................     (311,401,119)              --   (1,323,203,441)
                                                                        ---------------  ---------------  ---------------
Net increase from capital transactions................................       78,124,060      221,738,656      325,669,535
                                                                        ---------------  ---------------  ---------------
Net increase in net assets............................................       78,130,994      221,695,138      325,670,431
                                                                        ---------------  ---------------  ---------------

NET ASSETS--AUGUST 31, 1998 (INCLUDING (A))...........................      149,079,267      697,261,873      572,644,920
------------------------------------------                              ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income...............................................        8,344,852       38,481,948       31,487,584
  Net realized gain (loss) on investments allocated from Portfolios...           (6,015)          23,462             (540)
                                                                        ---------------  ---------------  ---------------
Net increase in net assets from operations............................        8,338,837       38,505,410       31,487,044
                                                                        ---------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Universal Shares.............................               --      (14,457,237)      (3,148,222)
  Net investment income--Institutional Shares.........................       (3,087,529)     (24,024,711)     (18,027,323)
  Net investment income--Investor Shares..............................       (5,244,477)              --      (10,312,039)
  Net realized gain on investments--Institutional Shares..............           (2,466)              --               --
  Net realized gain on investments--Investor Shares...................          (10,380)              --               --
                                                                        ---------------  ---------------  ---------------
Total distributions to shareholders...................................       (8,344,852)     (38,481,948)     (31,487,584)
                                                                        ---------------  ---------------  ---------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
  Sale of shares--Universal Shares....................................               --    4,992,484,737    1,617,048,054
  Sale of shares--Institutional Shares................................    1,124,348,109    3,506,430,546    1,884,729,920
  Sale of shares--Investor Shares.....................................      942,002,721               --    1,768,540,044
  Reinvestment of distributions--Universal Shares.....................               --        8,688,552        2,084,403
  Reinvestment of distributions--Institutional Shares.................          618,067       12,692,772       11,407,856
  Reinvestment of distributions--Investor Shares......................        5,248,499               --       10,302,231
  Redemption of shares--Universal Shares..............................               --   (4,977,278,007)  (1,612,097,627)
  Redemption of shares--Institutional Shares..........................   (1,160,952,295)  (3,507,516,470)  (1,625,948,769)
  Redemption of shares--Investor Shares...............................     (772,580,277)              --   (1,691,175,653)
                                                                        ---------------  ---------------  ---------------
Net increase from capital transactions................................      138,684,824       35,502,130      364,890,459
                                                                        ---------------  ---------------  ---------------
Net increase in net assets............................................      138,678,809       35,525,592      364,889,919
                                                                        ---------------  ---------------  ---------------
NET ASSETS--AUGUST 31, 1999 (INCLUDING (B))...........................  $   287,758,076  $   732,787,465  $   937,534,839
------------------------------------------                              ===============  ===============  ===============
(A) Undistributed (distributions in excess of) net investment income,
August 31, 1998.......................................................  $            --  $       (34,950) $            --
(B) Undistributed (distributions in excess of) net investment income,
August 31, 1999.......................................................  $        12,848  $       (34,950) $            --

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share of each class of each Fund outstanding during the years or periods indicated.

                                                                                                RATIOS TO AVERAGE
                                                                                                   NET ASSETS
                                          BEGINNING              DISTRIBUTIONS               -----------------------
                                          NET ASSET     NET        FROM NET     ENDING NET                   NET
                                          VALUE PER  INVESTMENT   INVESTMENT    ASSET VALUE     NET      INVESTMENT
                                            SHARE      INCOME       INCOME       PER SHARE    EXPENSES     INCOME
                                            -----      ------       ------       ---------    --------     ------
TREASURY CASH FUND

Institutional Shares
    Year ended August 31, 1999..........   $  1.00    $   0.04    $    (0.04)     $ 1.00      0.45%       4.43%
    Year ended August 31, 1998..........      1.00        0.05         (0.05)       1.00      0.45%       5.00%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.45%       4.89%
    Year ended August 31, 1996..........      1.00        0.05         (0.05)       1.00      0.45%       5.01%
    Year ended August 31, 1995..........      1.00        0.05         (0.05)       1.00      0.42%       5.18%
Investor Shares
    Year ended August 31, 1999..........      1.00        0.04         (0.04)       1.00      0.83%       4.02%
    Year ended August 31, 1998..........      1.00        0.05         (0.05)       1.00      0.82%       4.62%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.83%       4.55%
    October 25, 1995 - August 31,
    1996................................      1.00        0.04         (0.04)       1.00      0.83%(b)    4.50%(b)

GOVERNMENT CASH FUND

Universal Shares
    Year ended August 31, 1999..........      1.00        0.05         (0.05)       1.00      0.18%       4.88%
    Year ended August 31, 1998..........      1.00        0.05         (0.05)       1.00      0.18%       5.48%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.17%       5.35%
    Year ended August 31, 1996..........      1.00        0.05         (0.05)       1.00      0.19%       5.43%
    Year ended August 31, 1995..........      1.00        0.06         (0.06)       1.00      0.24%       5.46%
Institutional Shares
    Year ended August 31, 1999..........      1.00        0.05         (0.05)       1.00      0.57%       4.50%
    Year ended August 31, 1998..........      1.00        0.05         (0.05)       1.00      0.57%       5.09%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.57%       4.95%
    Year ended August 31, 1996..........      1.00        0.05         (0.05)       1.00      0.57%       5.06%
    Year ended August 31, 1995..........      1.00        0.05         (0.05)       1.00      0.54%       5.39%

CASH FUND

Universal Shares
    Year ended August 31, 1999..........      1.00        0.05         (0.05)       1.00      0.18%       4.99%
    Year ended August 31, 1998..........      1.00        0.06         (0.06)       1.00      0.18%       5.48%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.23%       5.32%
    Year ended August 31, 1996..........      1.00        0.05         (0.05)       1.00      0.27%       5.48%
    Year ended August 31, 1995..........      1.00        0.06         (0.06)       1.00      0.27%       5.59%
Institutional Shares
    Year ended August 31, 1999..........      1.00        0.05         (0.05)       1.00      0.57%       4.56%
    Year ended August 31, 1998..........      1.00        0.05         (0.05)       1.00      0.57%       5.11%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.57%       4.97%
    Year ended August 31, 1996..........      1.00        0.05         (0.05)       1.00      0.57%       5.10%
    Year ended August 31, 1995..........      1.00        0.05         (0.05)       1.00      0.54%       5.33%
Investor Shares
    Year ended August 31, 1999..........      1.00        0.04         (0.04)       1.00      0.83%       4.30%
    Year ended August 31, 1998..........      1.00        0.05         (0.05)       1.00      0.83%       4.86%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.83%       4.72%
    Year ended August 31, 1996..........      1.00        0.05         (0.05)       1.00      0.83%       4.68%
    June 16, 1995 - August 31, 1995.....      1.00        0.01         (0.01)       1.00      0.84%(b)    5.32%(b)

                                                                   RATIO TO
                                                      NET ASSETS  AVERAGE NET
                                                      AT END OF     ASSETS
                                                        PERIOD      ------
                                            TOTAL       (000'S       GROSS
                                            RETURN     OMITTED)   EXPENSES(A)
                                            ------     --------   -----------
TREASURY CASH FUND
Institutional Shares
    Year ended August 31, 1999..........   4.50%       $ 55,134    0.62%
    Year ended August 31, 1998..........   5.11%         91,122    0.67%
    Year ended August 31, 1997..........   4.98%         40,830    0.66%
    Year ended August 31, 1996..........   5.15%         79,259    0.69%
    Year ended August 31, 1995..........   5.28%         28,530    0.86%
Investor Shares
    Year ended August 31, 1999..........   4.10%        232,624    0.89%
    Year ended August 31, 1998..........   4.72%         57,957    0.91%
    Year ended August 31, 1997..........   4.58%         30,118    0.97%
    October 25, 1995 - August 31,
    1996................................   4.00%          3,980    1.33%(b)
GOVERNMENT CASH FUND
Universal Shares
    Year ended August 31, 1999..........   5.00%        277,548    0.25%
    Year ended August 31, 1998..........   5.63%        253,644    0.26%
    Year ended August 31, 1997..........   5.49%        230,410    0.26%
    Year ended August 31, 1996..........   5.59%        248,986    0.28%
    Year ended August 31, 1995..........   5.78%        182,546    0.52%
Institutional Shares
    Year ended August 31, 1999..........   4.59%        455,239    0.59%
    Year ended August 31, 1998..........   5.22%        443,618    0.58%
    Year ended August 31, 1997..........   5.06%        245,157    0.57%
    Year ended August 31, 1996..........   5.18%        256,244    0.57%
    Year ended August 31, 1995..........   5.46%        186,620    0.66%
CASH FUND
Universal Shares
    Year ended August 31, 1999..........   5.09%         98,705    0.25%
    Year ended August 31, 1998..........   5.65%         91,671    0.29%
    Year ended August 31, 1997..........   5.43%         18,453    0.47%
    Year ended August 31, 1996..........   5.53%          3,272    0.43%
    Year ended August 31, 1995..........   5.75%         26,525    0.56%
Institutional Shares
    Year ended August 31, 1999..........   4.68%        569,409    0.60%
    Year ended August 31, 1998..........   5.24%        299,220    0.61%
    Year ended August 31, 1997..........   5.07%        152,041    0.60%
    Year ended August 31, 1996..........   5.22%         89,733    0.60%
    Year ended August 31, 1995..........   5.23%         73,802    0.69%
Investor Shares
    Year ended August 31, 1999..........   4.41%        269,421    0.85%
    Year ended August 31, 1998..........   4.97%        181,754    0.86%
    Year ended August 31, 1997..........   4.81%         76,480    0.85%
    Year ended August 31, 1996..........   4.95%         32,731    0.96%
    June 16, 1995 - August 31, 1995.....   1.13%          4,665    3.76%(b)

(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.

(b)  Annualized.

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") was organized as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (individually, a "Fund" and, collectively, the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares, Universal Shares, Institutional Shares and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding:

Treasury Cash Fund (Institutional Shares)                      July 12, 1993
Treasury Cash Fund (Investor Shares)                        October 25, 1995
Government Cash Fund (Universal Shares)                     October 29, 1992
Government Cash Fund (Institutional Shares)                    July 15, 1993
Cash Fund (Universal Shares)                                December 1, 1992
Cash Fund (Institutional Shares)                               July 15, 1993
Cash Fund (Investor Shares)                                    June 16, 1995

MASTER FEEDER ARRANGEMENT-Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Accordingly, each Portfolio directly acquires securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment, and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of August 31, 1999, the percentage of Treasury Cash Portfolio owned by Treasury Cash Fund was 73.3%; the percentage of Government Cash Portfolio owned by Government Cash Fund was 93.7%; and the percentage of Cash Portfolio owned by Cash Fund was 90.5%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION-Each Fund determines its net asset value per share as of 1:00 p.m., Pacific time, on each business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust (Delaware), which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES-Each Fund records daily its pro rata share of its Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999
--------------------------------------------------------------------------------
CLASS SPECIFIC EXPENSES-Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Board. Institutional Shares and Investor Shares incur shareholder servicing fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES-Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of August 31, 1999, certain Funds had capital loss carryovers available to offset future capital gains as follows: Cash Fund - $6,210 expiring in 2004 and $10,851 expiring in 2005; Government Cash Fund - $6,661 expiring in 2005 and $40,840 expiring in 2006.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER-The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each Portfolio based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

ADMINISTRATOR-The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund an administration fee at an annual rate of 0.05% of the Fund's average daily net assets. In addition, certain legal expenses are charged to the Funds by FAdS.

TRANSFER AGENT-The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares and Investor Shares of each Fund and 0.05% of the average daily net assets of Universal Shares of each Fund, plus certain account and additional Fund and class charges.

SHAREHOLDER SERVICE AGENT-The Trust has adopted a shareholder servicing plan with respect to Institutional Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers who hold Institutional Shares or Investor Shares.

DISTRIBUTOR-Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to Investor Shares under which the Trust pays FFS a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFS as compensation for FFS's

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999
--------------------------------------------------------------------------------
services and not as reimbursement for certain expenses incurred. Prior to January 16, 1999, Forum Financial Services, Inc. provided distribution services to the Funds for which it received the same compensation as FFS.
NOTE 4. WAIVER OF FEES

FAdS, FSS and FFS (and the Funds' predecessor distributor) have voluntarily waived a portion of their fees. For the year ended August 31, 1999, the Funds' service providers voluntarily waived fees as follows: Investor Shares shareholder servicing fee: Treasury Cash Fund, $75,916, and Cash Fund, $32,940; Institutional Shares shareholder servicing fee: Treasury Cash Fund, $118,445, Government Cash Fund, $73,895, and Cash Fund, $114,258; Universal Shares administration and transfer agent fees: Government Cash Fund, $45,529 and $148,197, respectively, and Cash Fund, $12,269 and $31,563, respectively.

MONARCH FUNDS
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Interestholders
Core Trust (Delaware)

We have audited the accompanying statements of assets and liabilities of Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio, each a series of Core Trust (Delaware) (the Portfolios), including the schedules of investments, as of August 31, 1999, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio as of August 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.

                                      /s/ KPMG LLP

Boston, Massachusetts
October 8, 1999

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- TREASURY CASH PORTFOLIO
AUGUST 31, 1999
--------------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT              DESCRIPTION               VALUE
------------  ------------------------------  ------------
U.S. TREASURY BILLS (A) (76.1%)
$250,000,000  5.27%, 9/15/99................  $249,497,362
  50,000,000  4.53%, 10/21/99...............    49,692,361
                                              ------------
Total U.S. Treasury Bills                      299,189,723
                                              ------------
REPURCHASE AGREEMENTS (23.9%)
  47,965,000  Bear, Stearns & Co., Inc.,
                5.42%, 9/01/99, to be
                repurchased at $47,972,221;
                collateralized entirely by
                various U.S. Treasury
                Securities..................    47,965,000
  46,000,000  Donaldson, Lufkin & Jenrette
                Securities Corp., 5.42%,
                9/01/99, to be repurchased
                at $46,006,926;
                collateralized entirely by
                various U.S. Treasury
                Securities..................    46,000,000
                                              ------------
Total Repurchase Agreements                     93,965,000
                                              ------------
Total Investments (100%) at Amortized         $393,154,723
  Cost(+)
                                              ============

(A) Annualized yields at time of purchase.

(+) Tax cost of investments is $393,154,723.

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- GOVERNMENT CASH PORTFOLIO
AUGUST 31, 1999
--------------------------------------------------------------------------------

   FACE                 SECURITY
  AMOUNT              DESCRIPTION               VALUE
-----------  ------------------------------  ------------
U. S. GOVERNMENT SECURITIES (77.2%)
FEDERAL HOME LOAN BANK (B) (5.1%)
$25,000,000  5.69%, 2/25/00................  $ 25,000,000
 15,000,000  5.45%, 4/7/00.................    15,000,000
                                             ------------
Total Federal Home Loan Bank                   40,000,000
                                             ------------
FEDERAL HOME LOAN BANK--DISCOUNT NOTES (A) (19.0%)
 50,000,000  5.02%, 9/3/99.................    49,986,069
 20,000,000  4.71%, 10/6/99................    19,908,515
 30,000,000  4.72%, 11/3/99................    29,752,200
 25,000,000  4.70%, 1/26/00................    24,520,210
 25,000,000  5.44%, 2/24/00................    24,335,112
                                             ------------
Total Federal Home Loan Bank--Discount
Notes                                         148,502,106
                                             ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--DISCOUNT NOTES (A)
(38.6%)
 28,940,000  5.00%, 9/2/99.................    28,935,977
111,103,000  4.97%, 9/14/99................   110,903,601
 30,000,000  4.71%, 10/7/99................    29,858,850
 28,000,000  4.72%, 10/8/99................    27,864,313
 55,000,000  4.70%, 10/12/99...............    54,705,684
 25,000,000  5.41%, 2/24/00................    24,338,779
 25,000,000  5.42%, 2/25/00................    24,333,793
                                             ------------
Total Federal National Mortgage
  Association--Discount Notes                 300,940,997
                                             ------------
SMALL BUSINESS ADMINISTRATION (B) (8.5%)
    246,263  Pool #500545, 7.88%,
               3/25/03.....................       246,263
    676,416  Pool #501077, 6.50%,
               11/25/14....................       678,217
  2,029,893  Pool #501308, 6.50%,
               10/25/15....................     2,067,172
  1,733,279  Pool #501543, 6.38%,
               7/25/16.....................     1,735,763
    366,961  Pool #501628, 7.88%,
               9/25/04.....................       366,961
    739,972  Pool #501690, 6.13%,
               12/25/16....................       743,772
    899,960  Pool #501898, 6.25%,
               6/25/17.....................       904,664
  3,964,934  Pool #502150, 6.00%,
               2/25/18.....................     4,016,621
    228,101  Pool #502161, 6.00%,
               2/25/18.....................       228,101
  2,074,259  Pool #502208, 6.00%,
               2/25/18.....................     2,100,836
    729,826  Pool #502306, 6.00%,
               2/25/18.....................       737,153
  1,026,988  Pool #502613, 6.00%,
               4/25/19.....................     1,026,988
    654,176  Pool #503058, 5.88%,
               7/25/15.....................       654,176
  1,269,899  Pool #503082, 5.88%,
               8/25/20.....................     1,269,899
  1,012,969  Pool #503120, 5.88%,
               11/25/20....................     1,012,969
    361,205  Pool #503121, 5.88%,
               8/25/15.....................       361,205
  1,216,165  Pool #503232, 5.63%,
               2/25/15.....................     1,216,165
    712,890  Pool #503278, 5.63%,
               2/25/21.....................       712,895
  2,042,472  Pool #503431, 5.75%,
               7/25/21.....................     2,043,556

   FACE                 SECURITY
  AMOUNT              DESCRIPTION               VALUE
-----------  ------------------------------  ------------
SMALL BUSINESS ADMINISTRATION, CONTINUED:
$ 2,324,921  Pool #503461, 5.75%,
               9/25/21.....................  $  2,326,149
  1,184,693  Pool #503472, 5.75%,
               8/25/21.....................     1,185,259
    666,516  Pool #503553, 5.63%,
               11/25/21....................       664,930
  4,930,935  Pool #503671, 5.63%,
               3/25/22.....................     4,930,935
  1,393,582  Pool #503754, 5.63%,
               5/25/22.....................     1,393,582
    830,604  Pool #503780, 5.63%,
               3/25/22.....................       831,725
  3,959,273  Pool #503882, 5.50%,
               9/25/22.....................     3,954,484
  2,803,638  Pool #503892, 5.63%,
               7/25/22.....................     2,809,834
  4,937,236  Pool #503909, 5.50%,
               10/25/22....................     4,934,322
  2,209,203  Pool #504015, 5.50%,
               1/25/23.....................     2,208,605
  4,907,928  Pool #504062, 5.50%,
               2/25/23.....................     4,907,928
  3,882,474  Pool #504074, 5.50%,
               2/25/23.....................     3,882,474
  1,813,264  Pool #504203, 5.63%,
               7/25/13.....................     1,819,568
  1,565,582  Pool #504269, 5.63%,
               5/25/15.....................     1,568,973
  1,350,122  Pool #504345, 5.63%,
               5/25/18.....................     1,350,122
  5,671,146  Pool #504366, 5.38%,
               2/25/24.....................     5,665,731
                                             ------------
Total Small Business Administration            66,557,997
                                             ------------
STUDENT LOAN MARKETING ASSOCIATION (B) (6.0%)
 15,000,000  5.37%, 11/5/99................    15,000,000
 12,000,000  5.45%, 1/20/00................    12,000,000
 20,000,000  5.58%, 3/3/00.................    20,000,000
                                             ------------
Total Student Loan Marketing Association       47,000,000
                                             ------------
Total U.S. Government Securities              603,001,100
                                             ------------
REPUCHASE AGREEMENTS (22.8%)
100,000,000  Bear, Stearns & Co., Inc.,
               5.35%, 9/7/99, to be
               repurchased at $100,104,028;
               collateralized entirely by
               various U.S. Government
               Agency Securities              100,000,000
 78,240,000  Salomon Smith Barney, 5.42%,
               9/1/99, to be repurchased at
               $78,251,779; collateralized
               entirely by various U.S.
               Treasury Securities.........    78,240,000
                                             ------------
Total Repurchase Agreements                   178,240,000
                                             ------------
Total Investments (100%) at Amortized        $781,241,100
  Cost(+)
                                             ============

(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on August 31, 1999.

(+) Tax cost of investments is $781,241,440.

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- CASH PORTFOLIO
AUGUST 31, 1999
--------------------------------------------------------------------------------

   FACE                      SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  --------------
U. S. GOVERNMENT SECURITIES (8.0%)
FEDERAL HOME LOAN BANK (B) (2.4%)
$25,000,000  5.69%, 2/25/00..........................  $   25,000,000
                                                       --------------
SMALL BUSINESS ADMINISTRATION (B) (4.1%)
    156,062  Pool #500536, 7.00%, 5/25/13............         157,210
    417,975  Pool #500730, 7.88%, 2/25/04............         420,926
    933,834  Pool #501733, 6.00%, 2/25/17............         946,112
    705,234  Pool #501989, 6.13%, 10/25/12...........         708,042
    142,581  Pool #502914, 6.00%, 3/25/15............         142,707
  1,444,820  Pool #503121, 5.88%, 8/25/15............       1,444,820
  3,166,579  Pool #503429, 5.75%, 6/25/16............       3,166,579
    581,230  Pool #503461, 5.75%, 9/25/21............         581,545
  2,455,550  Pool #503553, 5.63%, 11/25/21...........       2,449,135
  2,090,373  Pool #503754, 5.63%, 5/25/22............       2,090,373
  3,783,635  Pool #503882, 5.50%, 9/25/22............       3,779,054
  4,228,835  Pool #503912, 5.50%, 10/25/22...........       4,226,095
  4,220,496  Pool #504015, 5.50%, 1/25/23............       4,219,237
 17,868,320  Pool #504366, 5.38%, 2/26/24............      17,851,081
                                                       --------------
Total Small Business Administration                        42,182,916
                                                       --------------
STUDENT LOAN MARKETING ASSOCIATION (B) (1.5%)
 15,000,000  5.37%, 11/5/99..........................      15,000,000
                                                       --------------
Total U.S. Government Securities                           82,182,916
                                                       --------------
COMMERCIAL PAPER (A) (56.1%)
 20,000,000  American Express Credit Corp., 5.39%,
               10/25/99..............................      19,841,900
 20,000,000  American Express Credit Corp., 5.90%,
               2/23/00...............................      19,450,696
 20,000,000  American Home Products, 5.95%,
               2/25/00...............................      19,439,501
 20,000,000  Associates Corp. of North America,
               5.41%, 10/25/99.......................      19,841,301
 20,000,000  Associates Corp. of North America,
               5.92%, 2/24/00........................      19,445,600
 30,000,000  CIT Group Holdings, Inc., 5.19%,
               9/2/99................................      29,995,750
 20,000,000  CIT Group Holdings, Inc., 5.22%,
               9/7/99................................      19,982,933
 40,000,000  Daimler Chrysler, 5.21%, 9/8/99.........      39,960,256
 35,000,000  Ford Motor Credit Corp.,
               5.21%, 9/2/99.........................      34,995,013
 15,000,000  Ford Motor Credit Corp.,
               5.90%, 1/24/00........................      14,656,834
 10,000,000  General Electric Capital Corp., 5.23%,
               9/2/99................................       9,998,572

   FACE                      SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  --------------
$25,000,000  General Electric Capital Corp., 5.19%,
               9/3/99................................  $   24,992,931
 15,000,000  General Electric Capital Corp., 5.92%,
               2/22/00...............................      14,588,925
 10,000,000  General Dynamics Corp.,
               5.42%, 10/25/99.......................       9,920,500
 10,000,000  General Dynamics Corp.,
               5.48%, 11/23/99.......................       9,877,114
 15,000,000  General Motors Acceptance Corp., 5.94%,
               2/24/00...............................      14,582,734
 10,000,000  Goldman Sachs, 4.90%, 9/1/99............      10,000,000
 10,000,000  Goldman Sachs, 4.90%, 9/13/99...........       9,984,000
 30,000,000  JP Morgan, 4.92%, 10/8/99...............      29,852,000
 30,000,000  Lucent Technologies, Inc., 5.36%,
               10/4/99...............................      29,855,350
 19,800,000  Monsanto Co., 4.92%, 9/8/99.............      19,781,443
 20,000,000  Procter & Gamble Co.,
               5.20%, 9/7/99.........................      19,983,000
 10,000,000  Procter & Gamble Co.,
               5.44%, 11/12/99.......................       9,894,000
 40,000,000  Prudential Funding Corp., 5.41%,
               10/26/99..............................      39,676,723
 40,000,000  Salomon Smith Barney,
               5.23%, 9/2/99.........................      39,994,289
 25,000,000  UBS Finance (Delaware), Inc., 4.91%,
               10/12/99..............................      24,863,049
 25,000,000  Walt Disney, 5.02%, 9/15/99.............      24,952,458
                                                       --------------
Total Commercial Paper                                    580,406,872
                                                       --------------
CORPORATE NOTES (B) (9.7%)
 25,000,000  BA Securities, Inc.,
               5.50%, 3/23/00........................      25,000,000
 15,000,000  Bear, Stearns & Co., Inc.,
               5.36%, 1/6/00.........................      15,000,000
 15,000,000  Bear, Stearns & Co., Inc.,
               5.28%, 4/7/00.........................      15,000,000
 20,000,000  Chase Manhattan Corp.,
               5.47%, 1/14/00........................      19,995,553
  5,000,000  General Motors Acceptance Corp., 5.18%,
               9/20/99...............................       5,000,014
 20,000,000  Goldman Sachs Group, Inc., 5.44%,
               1/7/00................................      20,000,000
                                                       --------------
Total Corporate Notes                                      99,995,567
                                                       --------------

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- CASH PORTFOLIO (continued)
AUGUST 31, 1999
--------------------------------------------------------------------------------

   FACE                      SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  --------------
REPURCHASE AGREEMENTS (26.2%)
$10,000,000  BA Securities, Inc.,
               5.48%, 9/1/99, to be repurchased at
               $10,001,522; collateralized entirely
               by various U.S. Treasury Notes........  $   10,000,000
125,000,000  Bear, Stearns & Co., Inc.,
               5.35%, 9/7/99, to be repurchased at
               $125,130,034; collateralized entirely
               by various U.S. Government Agency
               Securities............................     125,000,000
 50,000,000  Donaldson, Lufkin & Jenrette,
               5.42%, 9/1/99, to be repurchased at
               $50,007,528; collateralized entirely
               by various U.S. Treasury Strips,
               I/O...................................      50,000,000
 86,090,000  Salomon Smith Barney,
               5.42%, 9/1/99, to be repurchased at
               $86,102,961; collateralized entirely
               by various U.S. Treasury
               Securities............................      86,090,000
                                                       --------------
Total Repurchase Agreements                               271,090,000
                                                       --------------
Total Investments (100%) at Amortized Cost(+)
                                                       $1,033,675,355
                                                       ==============

(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on August 31, 1999.

(+) Tax cost of investments is $1,033,676,989.

I/O Interest only.

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- PORTFOLIOS
AUGUST 31, 1999
--------------------------------------------------------------------------------

                                            TREASURY     GOVERNMENT
                                              CASH          CASH            CASH
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          ------------  -------------  --------------
ASSETS:
  Investments (Note 2):
    Securities at amortized cost........  $299,189,723  $603,001,100   $  762,585,355
    Repurchase agreements at cost.......    93,965,000   178,240,000      271,090,000
                                          ------------  ------------   --------------
Total investments at amortized cost.....   393,154,723   781,241,100    1,033,675,355
  Cash..................................        15,495        18,055           14,704
  Interest and other receivables........        14,147     2,295,486        3,319,722
  Organization costs, net of
    amortization (Note 2)...............           239         4,390            1,187
                                          ------------  ------------   --------------
Total assets............................   393,184,604   783,559,031    1,037,010,968
                                          ------------  ------------   --------------
LIABILITIES:
  Payable to Adviser (Note 3)...........        11,130        24,362           29,640
  Payable to Administrator (Note 3).....        16,373        35,839           43,602
  Accrued expenses......................        15,773        36,414           35,478
                                          ------------  ------------   --------------
Total liabilities.......................        43,276        96,615          108,720
                                          ------------  ------------   --------------
NET ASSETS..............................  $393,141,328  $783,462,416   $1,036,902,248
                                          ============  ============   ==============

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS -- PORTFOLIOS
FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

                                                        TREASURY      GOVERNMENT
                                                          CASH           CASH          CASH
                                                        PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                       -----------   ------------   -----------
INVESTMENT INCOME:
  Interest income....................................  $14,762,244   $44,301,720    $39,501,086
                                                       -----------   -----------    -----------
EXPENSES:
  Investment advisory (Note 3).......................      105,930       303,532        266,660
  Administration (Note 3)............................      153,011       438,060        385,799
  Custody............................................       72,732       208,434        183,044
  Accounting (Note 3)................................       49,500        49,500         49,500
  Legal..............................................        1,593         4,778          6,916
  Audit..............................................        7,459        19,381         17,133
  Trustees...........................................          492         1,495          1,337
  Rating fees........................................       22,000            --             --
  Amortization of organization costs (Note 2)........          240         4,389          1,187
  Miscellaneous......................................       10,667        24,517         23,320
                                                       -----------   -----------    -----------
Total expenses.......................................      423,624     1,054,086        934,896
                                                       -----------   -----------    -----------
NET INVESTMENT INCOME................................   14,338,620    43,247,634     38,566,190
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD.........      (11,696)       24,483           (663)
                                                       -----------   -----------    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........  $14,326,924   $43,272,117    $38,565,527
                                                       ===========   ===========    ===========

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- PORTFOLIOS
FOR THE YEARS ENDED AUGUST 31, 1998 AND 1999
--------------------------------------------------------------------------------

                                                  TREASURY         GOVERNMENT
                                                    CASH              CASH              CASH
                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO
                                               ---------------   ---------------   ---------------
NET ASSETS--AUGUST 31, 1997..................  $    71,102,520   $   476,768,745   $   259,491,011
----------------------------                   ---------------   ---------------   ---------------
OPERATIONS:
  Net investment income......................        8,001,296        35,098,110        23,621,908
  Net realized gain (loss) on investments
    sold.....................................            9,432           (43,555)              853
                                               ---------------   ---------------   ---------------
Net increase in net assets from operations...        8,010,728        35,054,555        23,622,761
                                               ---------------   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTERESTS:
  Contributions..............................      630,794,381     1,930,394,761     1,309,647,918
  Withdrawals................................     (445,062,682)   (1,725,093,704)     (985,420,846)
                                               ---------------   ---------------   ---------------
Net transactions in investors' beneficial
 interests...................................      185,731,699       205,301,057       324,227,072
                                               ---------------   ---------------   ---------------
Net increase in net assets...................      193,742,427       240,355,612       347,849,833
                                               ---------------   ---------------   ---------------
NET ASSETS--AUGUST 31, 1998..................      264,844,947       717,124,357       607,340,844
----------------------------                   ---------------   ---------------   ---------------
OPERATIONS:
  Net investment income......................       14,338,620        43,247,634        38,566,190
  Net realized gain (loss) on investments
    sold.....................................          (11,696)           24,483              (663)
                                               ---------------   ---------------   ---------------
Net increase in net assets from operations...       14,326,924        43,272,117        38,565,527
                                               ---------------   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTERESTS:
  Contributions..............................    1,235,422,406     2,886,646,104     2,464,999,269
  Withdrawals................................   (1,121,452,949)   (2,863,580,162)   (2,074,003,392)
                                               ---------------   ---------------   ---------------
Net transactions in investors' beneficial
 interests...................................      113,969,457        23,065,942       390,995,877
                                               ---------------   ---------------   ---------------
Net increase in net assets...................      128,296,381        66,338,059       429,561,404
                                               ---------------   ---------------   ---------------
NET ASSETS--AUGUST 31, 1999..................  $   393,141,328   $   783,462,416   $ 1,036,902,248
------------------------------                 ===============   ===============   ===============

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
AUGUST 31, 1999
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has twenty-one separate investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios"), each of which is diversified. The Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITY VALUATION-Each Portfolio determines its net asset value per share as of 1:00 p.m., Pacific time, on each business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS-Each Portfolio may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value always equals or exceeds the repurchase price plus expected transaction costs. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulty with the disposition of any such securities held as collateral.

ORGANIZATION COSTS-The costs incurred by each Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five-year period beginning on the commencement of each Portfolio's operations.

FEDERAL TAXES-The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER-The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each Portfolio based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
AUGUST 31, 1999
--------------------------------------------------------------------------------
ADMINISTRATOR-The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio a fee at an annual rate of 0.05% of the Portfolio's average daily net assets. In addition, certain legal expenses are charged to the Portfolios by FAdS.

PLACEMENT AGENT-Forum Fund Services, LLC, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent, but receives no fee for this service.

OTHER SERVICE PROVIDER-Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from Treasury Cash, Government Cash and Cash Portfolios based on the lesser of $4,000 per month or 0.05% of the Portfolio's average annual daily net assets, plus certain additional charges.

NOTE 4. INCOME AND EXPENSE RATIOS

Income and expense ratios are presented below. During certain periods, various fees were waived and expenses reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding waivers and reimbursements, if any.

                                                                RATIOS TO AVERAGE NET ASSETS
                                                              --------------------------------
                                                                 NET
                                                              INVESTMENT     NET       GROSS
                                                                INCOME     EXPENSES   EXPENSES
                                                              ----------   --------   --------
Treasury Cash Portfolio
  Year Ended August 31, 1999................................     4.69%      0.14%      0.14%
  Year Ended August 31, 1998................................     5.34%      0.15%      0.17%
  Year Ended August 31, 1997................................     5.20%      0.15%      0.18%
  Year Ended August 31, 1996................................     5.30%      0.15%      0.20%
Government Cash Portfolio
  Year Ended August 31, 1999................................     4.94%      0.12%      0.12%
  Year Ended August 31, 1998................................     5.52%      0.13%      0.13%
  Year Ended August 31, 1997................................     5.38%      0.14%      0.14%
  Year Ended August 31, 1996................................     5.49%      0.14%      0.14%
Cash Portfolio
  Year Ended August 31, 1999................................     5.00%      0.12%      0.12%
  Year Ended August 31, 1998................................     5.55%      0.13%      0.13%
  Year Ended August 31, 1997................................     5.45%      0.15%      0.15%
  Year Ended August 31, 1996................................     5.50%      0.15%      0.16%